Concentrations - Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses (Details) - USD ($)		Sep. 30, 2024	Sep. 30, 2023
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment	[1]	$ 445,846	$ 445,646
Prepaid deposit for acquisition	[2]	3,543,210	1,532,371
Rental deposit		70,239	69,746
Prepayment		620,200	38,655
Others		37,650	28,931
Balance		7,467,145	2,115,349
Deposit for long term investment		2,750,000
0 – 90 Days [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment
Prepaid deposit for acquisition
Rental deposit			69,746
Prepayment		137,500	38,655
Others		935	14,963
Balance		2,888,435	123,364
Deposit for long term investment		2,750,000
90 – 180 Days [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment			38,191
Prepaid deposit for acquisition
Rental deposit
Prepayment
Others
Balance			38,191
Deposit for long term investment
180 Days – 1 Year [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment
Prepaid deposit for acquisition		2,000,000
Rental deposit
Prepayment		444,444
Others		16,848	5,800
Balance		2,461,292	5,800
Deposit for long term investment
Over 1 Year [Member]
Schedule of Prepaid Expenses and Other Assets Before Allowance for Current Expected Credit Losses [Line Items]
Fund advance payment		445,846	407,455
Prepaid deposit for acquisition		1,543,210	1,532,371
Rental deposit		70,239
Prepayment		38,256
Others		19,867	8,168
Balance		2,117,418	$ 1,947,994
Deposit for long term investment

[1]	The balance as of September 30, 2023 mainly comprised of legal fees and the management fees, which were paid on behalf of the funds. During the year ended September 30, 2023, the Group considered that several funds were closed and the collectability of these amount was low due to the current market situation, the Group provided full allowance for the credit losses accordingly. As of September 30, 2024 and 2023, were $445,846 and $445,646, respectively.
[2]

The balance as of September 30, 2024 and 2023 mainly due to in May 2019, the Group made a payment of HK$16 million to a potential acquisition target investee as investment. After the payment, during the due diligence and negotiation process the Group noted that the potential transaction did not meet its initial expectation. As such, the Group decided to cancel this potential transaction. The Group and the target investee have entered into an agreement and will charge an annual interest rate of 6.5% for the HK$16 million ($2,040,296) starting from 1st of October 2019. The Group had received HK$4 million ($516,029) of principal and the related interests incurred from the target in March, 2020. As of September 30, 2024 and 2023, the Group has booked full allowance of prepaid deposit for acquisition of HK$12 million ($1,543,210 and $1,532,371, respectively). Over a period of more than three years, the Group actively pursued collection, including taking legal action. Upon consultation with its litigation counsel, the Group had sent formal “Letters before Action” several times to press for payment, with no result to date. The Group is preparing to initiate arbitration proceedings in an attempt to collect the prepaid balance. Because the Group has not officially started the proceedings after the “Letters before Action”, the Group still reserves available legal means of collection. The Group will consider writing off any balance if the probability of recovering the prepaid deposit for acquisition is low based on the progress of the potential arbitration proceedings and after discussions with its litigation counsel in the future.

The additional balance as of September 30, 2024 mainly comprised of a deposit payment of US$2 million cash to the acquisition target investee from February 2024. In November 2024, the Group completed the acquisition.